Segment information	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Segment information
5.	Segment information

The Group’s operating activities are attributable to a single operating segment focusing on catering service.

Geographical information

The Group’s operations are located in Hong Kong. All of the Group’s revenue from external customers based on the location of the Group’s operations is from Hong Kong. The geographical locations of the Group’s non-current assets are mostly situated in Hong Kong based on physical location of assets.

Information about major customers

During each of the years ended December 31, 2025 and 2024, there was no revenue from any customer who individually contributing over 10% of the total revenue of the Group.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023